Average Annual Total Returns - American Century Mutual Funds, Inc			12 Months Ended	26 Months Ended	46 Months Ended	60 Months Ended	77 Months Ended	81 Months Ended	105 Months Ended	120 Months Ended
		Mar. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%			14.42%				14.82%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%			(0.36%)				2.01%
Blended Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.70%			8.47%				9.78%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%			13.59%				14.59%
Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.56%			15.32%				18.13%
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%			13.15%				14.29%
Russell Midcap® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.66%			6.65%				12.49%
Russell 2000® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.01%			3.18%				9.57%
BALANCED FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			9.60%			6.45%				7.99%
BALANCED FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.93%			4.77%				6.38%
BALANCED FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.78%			4.48%				5.91%
BALANCED FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			9.75%			6.66%				8.21%
BALANCED FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	R5 Class1 Return Before Taxes
Average Annual Return, Percent	[1]		9.81%			6.66%				8.21%
Performance Inception Date		Apr. 10, 2017
GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			15.23%			12.74%				16.09%
Performance Inception Date		Jun. 30, 1971
GROWTH FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.19%			10.71%				13.99%
Performance Inception Date		Jun. 30, 1971
GROWTH FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.86%			9.92%				12.95%
Performance Inception Date		Jun. 30, 1971
GROWTH FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			15.46%			12.97%				16.32%
Performance Inception Date		Jun. 16, 1997
GROWTH FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[2]		15.62%			13.14%				16.49%
Performance Inception Date	[2]	Apr. 10, 2017
GROWTH FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			8.33%			11.14%				15.11%
Performance Inception Date		Jun. 04, 1997
GROWTH FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	C Class2 Return Before Taxes
Average Annual Return, Percent	[3]		14.06%			11.62%				15.11%
Performance Inception Date	[3]	Mar. 01, 2010
GROWTH FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			14.65%			12.18%				15.50%
Performance Inception Date		Aug. 29, 2003
GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[4]		15.44%			12.96%				16.32%
Performance Inception Date	[4]	Apr. 10, 2017
GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			15.61%			13.14%				16.49%
Performance Inception Date		Jul. 26, 2013
GROWTH FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			16.21%		15.23%
Performance Inception Date		Mar. 01, 2022
HERITAGE FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			6.61%			5.09%				11.43%
Performance Inception Date		Nov. 10, 1987
HERITAGE FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.50%			2.69%				8.56%
Performance Inception Date		Nov. 10, 1987
HERITAGE FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.69%			3.67%				8.67%
Performance Inception Date		Nov. 10, 1987
HERITAGE FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			6.85%			5.31%				11.66%
Performance Inception Date		Jun. 16, 1997
HERITAGE FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[5]		6.99%			5.46%				11.82%
Performance Inception Date	[5]	Apr. 10, 2017
HERITAGE FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			0.28%			3.60%				10.50%
Performance Inception Date		Jul. 11, 1997
HERITAGE FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	C Class2 Return Before Taxes
Average Annual Return, Percent	[6]		5.49%			4.04%				10.49%
Performance Inception Date	[6]	Jun. 26, 2001
HERITAGE FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			6.11%			4.57%				10.88%
Performance Inception Date		Sep. 28, 2007
HERITAGE FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[7]		6.85%			5.32%				11.66%
Performance Inception Date	[7]	Apr. 10, 2017
HERITAGE FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			7.00%			5.47%				11.82%
Performance Inception Date		Jul. 26, 2013
HERITAGE FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			7.69%		9.92%
Performance Inception Date		Mar. 01, 2022
LARGE CAP EQUITY FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			11.22%			11.32%				13.46%
Performance Inception Date		Jul. 29, 2005
LARGE CAP EQUITY FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.21%			9.73%				12.32%
Performance Inception Date		Jul. 29, 2005
LARGE CAP EQUITY FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.18%			8.95%				11.13%
Performance Inception Date		Jul. 29, 2005
LARGE CAP EQUITY FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			11.46%			11.55%				13.69%
Performance Inception Date		Jul. 29, 2005
LARGE CAP EQUITY FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Y Class Return Before Taxes
Average Annual Return, Percent			11.59%			11.71%			14.18%
Performance Inception Date		Apr. 10, 2017
LARGE CAP EQUITY FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			4.57%			9.74%				12.51%
Performance Inception Date		Nov. 30, 2004
LARGE CAP EQUITY FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	C Class1 Return Before Taxes
Average Annual Return, Percent	[8]		10.09%			10.22%				12.50%
Performance Inception Date	[8]	Nov. 30, 2004
LARGE CAP EQUITY FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			10.66%			10.77%				12.90%
Performance Inception Date		Jul. 29, 2005
LARGE CAP EQUITY FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[9]		11.45%			11.54%				13.69%
Performance Inception Date	[9]	Apr. 10, 2017
LARGE CAP EQUITY FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	R6 Class3 Return Before Taxes
Average Annual Return, Percent	[10]		11.60%			11.70%		14.18%
Performance Inception Date	[10]	Apr. 01, 2019
LARGE CAP EQUITY FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			12.09%			12.20%		14.57%
Performance Inception Date		Apr. 01, 2019
SELECT FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			16.27%			12.79%				15.89%
Performance Inception Date		Jun. 30, 1971
SELECT FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.73%			10.94%				14.14%
Performance Inception Date		Jun. 30, 1971
SELECT FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.42%			9.85%				12.88%
Performance Inception Date		Jun. 30, 1971
SELECT FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			16.50%			13.02%				16.12%
Performance Inception Date		Mar. 13, 1997
SELECT FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[11]		16.68%			13.19%				16.30%
Performance Inception Date	[11]	Apr. 10, 2017
SELECT FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			9.32%			11.19%				14.92%
Performance Inception Date		Aug. 08, 1997
SELECT FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	C Class2 Return Before Taxes
Average Annual Return, Percent	[12]		15.12%			11.67%				14.91%
Performance Inception Date	[12]	Jan. 31, 2003
SELECT FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			15.70%			12.23%				15.31%
Performance Inception Date		Jul. 29, 2005
SELECT FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[13]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[13]		16.51%			13.02%				16.12%
Performance Inception Date	[13]	Apr. 10, 2017
SELECT FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			16.68%			13.19%				16.30%
Performance Inception Date		Jul. 26, 2013
SELECT FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			17.32%	26.39%
Performance Inception Date		Nov. 02, 2023
SMALL CAP GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			9.03%			2.95%				12.21%
Performance Inception Date		Jun. 01, 2001
SMALL CAP GROWTH FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.20%			1.44%				10.39%
Performance Inception Date		Jun. 01, 2001
SMALL CAP GROWTH FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.66%			1.95%				9.60%
Performance Inception Date		Jun. 01, 2001
SMALL CAP GROWTH FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			9.26%			3.16%				12.43%
Performance Inception Date		May 18, 2007
SMALL CAP GROWTH FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[14]		9.44%			3.31%				12.61%
Performance Inception Date	[14]	Apr. 10, 2017
SMALL CAP GROWTH FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			2.51%			1.48%				11.27%
Performance Inception Date		Jan. 31, 2003
SMALL CAP GROWTH FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15]	C Class2 Return Before Taxes
Average Annual Return, Percent	[15]		7.94%			1.92%				11.25%
Performance Inception Date	[15]	Jan. 31, 2003
SMALL CAP GROWTH FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			8.50%			2.44%				11.65%
Performance Inception Date		Sep. 28, 2007
SMALL CAP GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[16]		9.25%			3.16%				12.44%
Performance Inception Date	[16]	Apr. 10, 2017
SMALL CAP GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			9.40%			3.31%				12.60%
Performance Inception Date		Jul. 26, 2013
SMALL CAP GROWTH FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			10.23%			4.14%		12.06%
Performance Inception Date		Apr. 01, 2019
ULTRA FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			12.62%			11.71%				17.13%
Performance Inception Date		Nov. 02, 1981
ULTRA FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.82%			9.97%				15.53%
Performance Inception Date		Nov. 02, 1981
ULTRA FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.44%			9.02%				14.09%
Performance Inception Date		Nov. 02, 1981
ULTRA FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			12.85%			11.93%				17.37%
Performance Inception Date		Nov. 14, 1996
ULTRA FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[17]		13.01%			12.10%				17.54%
Performance Inception Date	[17]	Apr. 10, 2017
ULTRA FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			5.88%			10.12%				16.15%
Performance Inception Date		Oct. 02, 1996
ULTRA FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	C Class2 Return Before Taxes
Average Annual Return, Percent	[18]		11.50%			10.60%				16.14%
Performance Inception Date	[18]	Oct. 29, 2001
ULTRA FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			12.07%			11.16%				16.55%
Performance Inception Date		Aug. 29, 2003
ULTRA FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[19]		12.85%			11.94%				17.37%
Performance Inception Date	[19]	Apr. 10, 2017
ULTRA FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			13.01%			12.10%				17.54%
Performance Inception Date		Jul. 26, 2013
ULTRA FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			13.63%			12.74%	18.99%
Performance Inception Date		Aug. 01, 2019

[1]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[2]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[3]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[5]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[6]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[7]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[8]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[9]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[10]	Historical performance for the R6 Class prior to its inception is based on the performance of Y Class shares, which have the same expenses as the R6 Class shares. Since inception performance for the R6 Class is based on the Y Class inception date.
[11]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[12]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[13]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[14]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[15]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[16]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 class.
[17]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[18]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[19]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares